New Covenant Funds

Statement of Certification

Pursuant to Rule 497(j)

New Covenant Funds (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information dated October 31, 2019, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-64981 and 811-09025), which was filed electronically on October 28, 2019 (Accession No. 0001104659-19-056991).

New Covenant Funds

By:	/s/ Aaron C. Buser
Aaron C. Buser

Title:	Vice President and Assistant Secretary

Date:	November 4, 2019